RELATED PARTY TRANSACTIONS (Schedule of Rent Payments Expenses) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Rent Payments	$ 987,250	$ 987,250
Rent Expense	1,867,875	1,932,781
Jamaica Avenue at 169th Street [Member]
Rent Payments	624,994	624,994
Rent Expense	1,517,437	1,582,344
504-506 Fulton Street [Member]
Rent Payments	362,256	362,256
Rent Expense	$ 350,438	$ 350,437